Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding principal	$ 341,097	$ 373,306
Lampung facility unamortized debt issuance cost	(9,357)	(11,745)
Gallant facility unamortized fair value of debt assumed	908	1,282
Total debt	332,648	362,843
Less: Current portion of long-term debt	(32,208)	(32,208)
Long-term debt	300,440	330,635
Export credit tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	138,868	153,755
FSRU tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	35,340	39,517
Commercial tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	130,222	139,701
Export credit tranche [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 36,667	$ 40,333